ACQUISITIONS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Note payable		$ 0	$ 1,894,964
Consideration Received:
Goodwill	$ 768,091	768,091	$ 1,050,366
SpeedConnect Asset Acquisition
Cash paid		1,000,000
Total consideration		197,000
Liabilities:
Promissory note		750,000
Deferred revenue		230,000
Operating lease liabilities		5,162,077
Unfavorable leases		323,000
Accounts and other payables		591,964
Total liabilities		7,057,041
Total consideration value		8,057,041
Assets
Customer base		350,000
Cash		201,614
Prepaid and other receivables		99,160
Deposits		13,190
Operating lease right of use asset		5,162,077
Favorable leases		95,000
Property and equipment		1,939,000
Total assets acquired		7,860,041
Goodwill		197,000
DBA Aire Fitness
Total consideration		571,091
Note payable		340,000
Liabilities:
Promissory note		157,252
Non-controlling interest		113,333
Total consideration value		610,585
Assets
Cash		460
Accounts receivable		39,034
Total assets acquired		39,494
Goodwill		$ 571,091
The Fitness Container LLC
Total consideration	571,091
Consideration share value	610,585
Note payable	340,000
Liabilities:
Non-controlling interest	113,333
Accounts and other payables	157,252
Assets
Cash	460
Accounts receivable	39,034
Prepaid and other receivables	39,494
Goodwill	$ 571,091